CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT (Unaudited) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Treasury Stock	Non Controlling Interest	Total
Balance at Dec. 31, 2022	$ 19,186	$ 16,604	$ (38,521)	$ (8,186)	$ 0	$ 557	$ (10,360)
Balance, shares at Dec. 31, 2022	37,433,333
Net income loss	$ 0	0	(2,340)	0	0	0	(2,340)
Translation adjustment	0	0	0	46	0	0	46
Sale of QDD Shares on Januay 1, 2023	0	0	0	0	0	194	194
Unrealized gains/losses on derivatives instruments	0	0	0	(230)	0	0	(230)
Stock-based compensation - AU10TIX Technologies B.V.	0	0	0	0	0	324	324
Balance at Jun. 30, 2023	$ 19,186	16,604	(40,861)	(8,370)	0	1,075	(12,366)
Balance, shares at Jun. 30, 2023	37,433,333
Net income loss	$ 0	0	9,421	0	0	0	9,421
Translation adjustment	0	0	0	(101)	0	2	(99)
Unrealized gains/losses on derivatives instruments	0	0	0	354	0	0	354
Stock-based compensation - AU10TIX Technologies B.V.	0	0	0	0	0	391	391
Issuance price increase of shares issued in previous years	0	1,214	0	0	0	0	1,214
Commitment to purchased shares from certain directors and officers	0		0	0	(1,518)	0	(1,518)
Balance at Dec. 31, 2023	$ 19,186	17,818	(31,440)	(8,117)	(1,518)	1,468	$ (2,603)
Balance, shares at Dec. 31, 2023	37,433,333						37,433,333
Net income loss	$ 0	0	(4,741)	0	0	0	$ (4,741)
Translation adjustment	0	0	0	338	0	0	338
Unrealized gains/losses on derivatives instruments	0	0	0	(123)	0	0	(123)
Dividend to AU10TIX shareholders	0	0	0	0	0	(171)	(171)
Exercise of options to shares - AU10TIX Technologies B.V.	0	2,021	0	0	0	(2,021)	0
Stock-based compensation - AU10TIX Technologies B.V.	0	0	0	0	0	443	443
Balance at Jun. 30, 2024	$ 19,186	$ 19,839	$ (36,181)	$ (7,902)	$ (1,518)	$ (281)	$ (6,857)
Balance, shares at Jun. 30, 2024	37,433,333						37,433,333